Acquisitions and Disposals - Summary of Profit on Disposal of Businesses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net assets sold:
Reclassification of exchange from other comprehensive income	£ 0	£ 109
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Consideration including currency forwards and purchase adjustments		342
Net assets sold:
Goodwill		(16)
Intangible assets		(21)
Property, plant and equipment		(18)
Inventory		(11)
Cash and cash equivalents		(6)
Other net assets		(5)
Net assets sold		(77)
Transaction costs		(8)
Reclassification of exchange from other comprehensive income		(100)
Profit on disposal		£ 157